SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Santander Corredora de Seguros Limitada [Member]
Disclosure of subsidiaries [line items]
Name of the Subsidiary		Santander Corredora de Seguros Limitada
Main Activity		Insurance brokerage
Country		Santiago, Chile
Direct interest Owned		99.75%	99.75%	99.75%
indirect interest Owned		0.01%	0.01%	0.01%
Total interest Owned		99.76%	99.76%	99.76%
Santander Corredores de Bolsa Limitada [Member]
Disclosure of subsidiaries [line items]
Name of the Subsidiary		Santander Corredores de Bolsa Limitada
Main Activity		Financial instruments brokerage
Country		Santiago, Chile
Direct interest Owned		50.59%	50.59%	50.59%
indirect interest Owned		0.41%	0.41%	0.41%
Total interest Owned		51.00%	51.00%	51.00%
Santander Agente de Valores Limitada [Member]
Disclosure of subsidiaries [line items]
Name of the Subsidiary	[1]	Santander Agente de Valores Limitada
Main Activity	[1]	Securities brokerage
Country	[1]	Santiago, Chile
Direct interest Owned	[1]	99.03%	99.03%	99.03%
indirect interest Owned	[1]
Total interest Owned	[1]	99.03%	99.03%	99.03%
Santander S.A. Sociedad Securitizadora [Member]
Disclosure of subsidiaries [line items]
Name of the Subsidiary		Santander S.A. Sociedad Securitizadora
Main Activity		Purchase of credits and issuance of debt instruments
Country		Santiago, Chile
Direct interest Owned		99.64%	99.64%	99.64%
indirect interest Owned
Total interest Owned		99.64%	99.64%	99.64%

[1]	On July 25, 2018, the company has ceased conducting foreign currency purcharse and sale operations, hence forth this operation will be carried out directly by the Bank.